Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 09, 2020	Sep. 23, 2020	Aug. 25, 2020	Aug. 21, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Related Party Transaction [Line Items]
Common stock, shares outstanding (in shares)	33,327,294						33,327,294	33,327,294	7,902,406	161,449,205
Accrued interest related to the convertible notes purchased by the founder	$ 200,000						$ 200,000	$ 200,000	$ 600,000
Convertible notes owned by the founder								$ 0	11,800,000
Convertible notes accrued interest rate								5.00%
Cox Automotive [Member]
Related Party Transaction [Line Items]
Revenue from related parties									100,000
Accounts receivable outstanding amount	$ 0						0	$ 0	$ 0
Maximum [Member] | Cox Automotive [Member]
Related Party Transaction [Line Items]
Revenue from related parties								$ 100,000
Colonnade Acquisition Corp.
Related Party Transaction [Line Items]
Offering costs for an aggregate price						$ 25,000	$ 25,000
Percentage of ownership held by initial shareholders						20.00%
Common stock, shares outstanding (in shares)	5,000,000						5,000,000	5,000,000
Share price		$ 12.00
Related party transaction amounts of transaction							$ 40,000
Purchase of additional Private Placement	$ 600,000
Repayment of notes payable to related party current							126,005
Proceeds from warrants issued							6,000,000
Debt instrument convertible portion	$ 1,500,000						$ 1,500,000	$ 1,500,000
Debt instrument conversion price per unit	$ 1.00						$ 1.00	$ 1.00
Colonnade Acquisition Corp. | Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Offering costs for an aggregate price							$ 575
Stock shares issued during the period						5,750,000	5,750,000
Number of shares forfeited		750,000					750,000
Common stock, shares outstanding (in shares)	5,000,000						5,000,000	5,000,000
Colonnade Acquisition Corp. | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Return of warrants to sponser			$ 600,000
Colonnade Acquisition Corp. | Private Placement [Member] | Class A Common Stock and Public Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued during the period				6,000,000
Warrants issued price per warrant				$ 1.00
Proceeds from warrants issued				$ 6,000,000
Colonnade Acquisition Corp. | Private Placement Warrants [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Warrants issued price per warrant				$ 11.50
Sponsor [Member] | Colonnade Acquisition Corp.
Related Party Transaction [Line Items]
Debt instrument face value						$ 300,000
Repayment of notes payable to related party current				$ 126,005
Sponsor [Member] | Colonnade Acquisition Corp. | Administrative Service [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction					$ 10,000